Report Of The Directors Financial Review Risk Report - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
On demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 35,544	$ 48,247
Customer accounts	1,082,007	1,159,962
Repurchase agreements – non-trading	5,929	20,550
Trading liabilities	84,431	184,361
Financial liabilities designated at fair value	217	715
Derivatives	204,062	212,797
Debt securities in issue	236	11
Subordinated liabilities	0	3
Other financial liabilities	100,268	48,407
Cash flows payable under financial liabilities	1,512,694	1,675,053
Loan and other credit-related commitments	685,650	570,132
Financial guarantees	22,942	23,944
Cash flows payable under financial liabilities and other contractual commitments	$ 2,221,286	$ 2,269,129
Proportion of cash flows payable in period	71.00%	75.00%
Due within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 10,482	$ 10,596
Customer accounts	211,811	153,018
Repurchase agreements – non-trading	156,752	106,236
Trading liabilities	0	0
Financial liabilities designated at fair value	8,737	1,249
Derivatives	360	219
Debt securities in issue	18,253	12,624
Subordinated liabilities	438	2,227
Other financial liabilities	19,056	18,780
Cash flows payable under financial liabilities	425,889	304,949
Loan and other credit-related commitments	92,186	138,542
Financial guarantees	113	268
Cash flows payable under financial liabilities and other contractual commitments	$ 518,188	$ 443,759
Proportion of cash flows payable in period	17.00%	15.00%
Due between 3 and 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 2,419	$ 1,877
Customer accounts	62,963	44,348
Repurchase agreements – non-trading	2,487	2,270
Trading liabilities	0	0
Financial liabilities designated at fair value	15,591	7,117
Derivatives	927	1,221
Debt securities in issue	24,902	21,066
Subordinated liabilities	793	841
Other financial liabilities	4,694	3,701
Cash flows payable under financial liabilities	114,776	82,441
Loan and other credit-related commitments	1,109	10,602
Financial guarantees	289	821
Cash flows payable under financial liabilities and other contractual commitments	$ 116,174	$ 93,864
Proportion of cash flows payable in period	4.00%	3.00%
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 7,507	$ 7,814
Customer accounts	7,617	7,238
Repurchase agreements – non-trading	950	1,085
Trading liabilities	0	0
Financial liabilities designated at fair value	75,578	39,596
Derivatives	2,065	3,170
Debt securities in issue	36,599	25,654
Subordinated liabilities	7,600	7,011
Other financial liabilities	2,367	1,994
Cash flows payable under financial liabilities	140,283	93,562
Loan and other credit-related commitments	944	7,860
Financial guarantees	160	785
Cash flows payable under financial liabilities and other contractual commitments	$ 141,387	$ 102,207
Proportion of cash flows payable in period	5.00%	4.00%
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 556	$ 1,508
Customer accounts	130	675
Repurchase agreements – non-trading	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	89,261	59,428
Derivatives	1,323	1,506
Debt securities in issue	13,656	11,092
Subordinated liabilities	27,670	21,775
Other financial liabilities	1,260	1,314
Cash flows payable under financial liabilities	133,856	97,298
Loan and other credit-related commitments	377	2,350
Financial guarantees	14	31
Cash flows payable under financial liabilities and other contractual commitments	$ 134,247	$ 99,679
Proportion of cash flows payable in period	4.00%	3.00%